Contingencies and commitments - Summary of capital commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments and contingencies [Line Items]
Capital commitments	$ 4,053	$ 2,283
Joint ventures [Member]
Disclosure of commitments and contingencies [Line Items]
Capital commitments	93	116
Within 1 year [member]
Disclosure of commitments and contingencies [Line Items]
Capital commitments	3,069	1,742
Within 1 year [member] | Joint ventures [Member]
Disclosure of commitments and contingencies [Line Items]
Capital commitments	92	115
Between 1 and 3 years [member]
Disclosure of commitments and contingencies [Line Items]
Capital commitments	851	439
Between 1 and 3 years [member] | Joint ventures [Member]
Disclosure of commitments and contingencies [Line Items]
Capital commitments	1	1
Between 3 and 5 years [member]
Disclosure of commitments and contingencies [Line Items]
Capital commitments	133	66
More than 5 years [member]
Disclosure of commitments and contingencies [Line Items]
Capital commitments	$ 0	$ 36